Financial Instruments - Fair Value of Financial Instruments Measured at Fair Value on a Recurring Basis (Detail) - TWD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTPL, mandatorily measured at FVTPL	$ 1,070.4	$ 159.0
Financial assets at FVTOCI and financial assets at FVTPL, investments in equity and debt instruments	129,157.7	125,407.2
Financial assets at FVTOCI	136,483.3	129,607.1
Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI and financial assets at FVTPL, investments in equity and debt instruments	6,282.1	5,887.9	$ 4,514.9	$ 4,208.9
Measured at fair value on a recurring basis [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTPL	1,070.4
Financial assets at FVTOCI	136,483.3	129,607.1
Measured at fair value on a recurring basis [member] | Loans and receivables [member]
Disclosure of detailed information about financial instruments [line items]
Notes and accounts receivable, net	7,325.6	4,199.9
Measured at fair value on a recurring basis [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI	19,123.4	21,456.8
Measured at fair value on a recurring basis [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTPL	947.5
Financial assets at FVTOCI	111,200.7	102,262.4
Measured at fair value on a recurring basis [member] | Level 2 [member] | Loans and receivables [member]
Disclosure of detailed information about financial instruments [line items]
Notes and accounts receivable, net	7,325.6	4,199.9
Measured at fair value on a recurring basis [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTPL	122.9
Financial assets at FVTOCI	6,159.2	5,887.9
Measured at fair value on a recurring basis [member] | Forward exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTPL, mandatorily measured at FVTPL	947.5	159.0
Financial liabilities at FVTPL, Held for trading	116.2	681.9
Measured at fair value on a recurring basis [member] | Forward exchange contracts [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTPL, mandatorily measured at FVTPL	947.5	159.0
Financial liabilities at FVTPL, Held for trading	116.2	681.9
Measured at fair value on a recurring basis [member] | Convertible Bonds [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTPL, mandatorily measured at FVTPL	122.9
Measured at fair value on a recurring basis [member] | Convertible Bonds [Member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTPL, mandatorily measured at FVTPL	122.9
Measured at fair value on a recurring basis [member] | Corporate bonds [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI and financial assets at FVTPL, investments in equity and debt instruments	66,116.2	57,253.2
Measured at fair value on a recurring basis [member] | Corporate bonds [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI and financial assets at FVTPL, investments in equity and debt instruments	66,116.2	57,253.2
Measured at fair value on a recurring basis [member] | Agency bonds/Agency mortgage-backed securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI and financial assets at FVTPL, investments in equity and debt instruments	28,399.9	32,070.1
Measured at fair value on a recurring basis [member] | Agency bonds/Agency mortgage-backed securities [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI and financial assets at FVTPL, investments in equity and debt instruments	28,399.9	32,070.1
Measured at fair value on a recurring basis [member] | Asset-backed securities [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI and financial assets at FVTPL, investments in equity and debt instruments	9,274.7	8,660.4
Measured at fair value on a recurring basis [member] | Asset-backed securities [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI and financial assets at FVTPL, investments in equity and debt instruments	9,274.7	8,660.4
Measured at fair value on a recurring basis [member] | Government bonds [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI and financial assets at FVTPL, investments in equity and debt instruments	18,929.8	21,345.8
Measured at fair value on a recurring basis [member] | Government bonds [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI and financial assets at FVTPL, investments in equity and debt instruments	18,845.5	21,267.0
Measured at fair value on a recurring basis [member] | Government bonds [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI and financial assets at FVTPL, investments in equity and debt instruments	84.3	78.8
Measured at fair value on a recurring basis [member] | Publicly traded stocks [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, Investments in equity instruments	277.9	189.8
Measured at fair value on a recurring basis [member] | Publicly traded stocks [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, Investments in equity instruments	277.9	189.8
Measured at fair value on a recurring basis [member] | Futures Contract [member] | Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Hedging derivative financial assets	2.3
Hedging derivative financial liabilities	0.8	9.6
Measured at fair value on a recurring basis [member] | Futures Contract [member] | Level 1 [member] | Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Hedging derivative financial assets	2.3
Hedging derivative financial liabilities	0.8	9.6
Measured at fair value on a recurring basis [member] | Non-publicly traded stocks [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, Investments in equity instruments	6,159.2	5,887.9
Measured at fair value on a recurring basis [member] | Non-publicly traded stocks [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, Investments in equity instruments
Measured at fair value on a recurring basis [member] | Non-publicly traded stocks [member] | Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at FVTOCI, Investments in equity instruments	$ 6,159.2	5,887.9
Measured at fair value on a recurring basis [member] | Forward interest rate contracts [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Hedging derivative financial assets		13.5
Measured at fair value on a recurring basis [member] | Forward interest rate contracts [member] | Level 2 [member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Hedging derivative financial assets		$ 13.5